UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09597

LORD ABBETT STOCK APPRECIATION FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2010

Item 1:	Report to Shareholders.

2010

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Stock Appreciation Fund

For the fiscal year ended July 31, 2010

Lord Abbett Stock Appreciation Fund

Annual Report

For the fiscal year ended July 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Stock Appreciation Fund’s performance for the fiscal year ended July 31, 2010. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund’s portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

For the fiscal year ended July 31, 2010, the Fund returned 12.22%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Growth Index1, which returned 13.65% over the same period.

The broad market generally advanced during the beginning of this one-year period, peaking in April 2010 and then entering a period of volatility through July 2010. This market activity was largely influenced by changing perceptions of the U.S. economic recovery, concerns over Greece and the stability of the eurozone, and uncertainty surrounding the “Flash Crash” of May 6, 2010. We continue to be positioned for an economic recovery, but have moderated our emphasis on holdings we consider to be “cyclical” in order to increase our exposure to holdings we consider to be “secular” growers.

The Fund’s relative performance was hampered by stock selection in the financials and consumer staples sectors. Bank of America shares fell after the banking giant announced a net loss for its third quarter as a result of consumer credit losses. Shares of State Street Corp. fell after the California attorney general filed a lawsuit against the commercial bank, alleging fraudulent overcharging. Within the consumer staples sector, Walgreen Co., a retail drugstore operator, suffered amid concerns that its repositioning strategy was not being well executed.

The largest contributor to performance during this period was stock selection within the information technology sector. Apple Inc., designer and manufacturer of iPhones and iPads, has benefited from strong sales and premium pricing as a result of product innovation. Shares of computer storage device manufacturer, NetApp Inc., rose during the year on expectations of stronger IT spending by businesses, especially within data storage. Positive stock selection also helped performance within the health care sector. Shares of Human Genome Science soared on news that its experimental drug for lupus was successful in clinical trials.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

Note: During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Fund’s returns would have been lower.

The views of the Fund’s management and the portfolio holdings described in this report are as of July 31, 2010; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Growth Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended July 31, 2010

	1 Year	5 Years	10 Years	Life of Class
Class A3	5.87%	-1.73%	-7.64%	–
Class B4	7.58%	-1.38%	-7.57%	–
Class C5	11.58%	-1.19%	-7.68%	–
Class F6	12.61%	–	–	-8.40%
Class I7	12.50%	-0.19%	-6.92%	–
Class P7	12.36%	-0.54%	-6.99%	–
Class R2[8]	12.58%	–	–	-8.33%
Class R3[9]	12.03%	–	–	-8.78%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years.

(There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 through July 31, 2010).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 2/1/10 –7/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/10	7/31/10	2/1/10 - 7/31/10
Class A*
Actual	$1,000.00	$1,039.10	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.51	$7.35
Class B*
Actual	$1,000.00	$1,037.40	$10.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.27	$10.59
Class C*
Actual	$1,000.00	$1,037.40	$10.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.27	$10.59
Class F*
Actual	$1,000.00	$1,043.00	$6.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.76	$6.11
Class I*
Actual	$1,000.00	$1,040.60	$5.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.26	$5.61
Class P*
Actual	$1,000.00	$1,040.90	$6.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76
Class R2*
Actual	$1,000.00	$1,040.80	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.35	$5.51
Class R3*
Actual	$1,000.00	$1,039.30	$7.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.97	$7.90

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.47% for Class A, 2.12% for Classes B and C, 1.22% for Class F, 1.12% for Class I, 1.35% for Class P, 1.10% for Class R2 and 1.58% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

*	The annualized expenses of each class have been restated (1.45% for Class A, 2.10% for Classes B and C, 1.20% for Class F, 1.10% for Class I, 1.35% for Class P, 1.10% for Class R2 and 1.58% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$7.33	$7.25
Class B	$10.61	$10.49
Class C	$10.61	$10.49
Class F	$6.08	$6.01
Class I	$5.57	$5.51
Class P	$6.83	$6.76
Class R2	$5.57	$5.51
Class R3	$7.99	$7.90

Portfolio Holdings Presented by Sector

July 31, 2010

Sector*	%**
Consumer Discretionary	17.62%
Consumer Staples	5.12%
Energy	7.48%
Financials	7.82%
Health Care	9.84%
Industrials	13.67%
Information Technology	33.20%
Materials	4.33%
Telecommunication Services	0.65%
Short-Term Investment	0.27%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

July 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 99.41%

Aerospace & Defense 1.59%
Precision Castparts Corp.	6,823	$834
United Technologies Corp.	26,062	1,853

Total		2,687

Air Freight & Logistics 1.09%
United Parcel Service, Inc. Class B	28,529	1,854

Auto Components 0.53%
Gentex Corp.	46,591	898

Beverages 2.07%
Coca-Cola Co. (The)	15,525	856
PepsiCo, Inc.	40,985	2,660

Total		3,516

Biotechnology 2.39%
Alexion Pharmaceuticals, Inc.*	20,570	1,118
Amgen, Inc.*	14,289	779
Celgene Corp.*	16,238	895
Human Genome Sciences, Inc.*	48,230	1,251

Total		4,043

Capital Markets 2.29%
Franklin Resources, Inc.	10,000	1,006
Goldman Sachs Group, Inc. (The)	6,683	1,008
Invesco Ltd.	43,666	853
Morgan Stanley	37,779	1,020

Total		3,887

Chemicals 2.59%
Albemarle Corp.	43,073	1,879
Celanese Corp. Series A	29,694	834
FMC Corp.	18,857	1,178
Olin Corp.	24,820	504

Total		4,395

Investments	Shares	Value (000)
Commercial Banks 2.99%
Fifth Third Bancorp	67,872	$863
KeyCorp	106,535	901
PNC Financial Services Group, Inc. (The)	26,329	1,564
Wells Fargo & Co.	25,595	710
Zions Bancorporation	46,242	1,026

Total		5,064

Communications Equipment 4.49%
Cisco Systems, Inc.*	236,270	5,451
Juniper Networks, Inc.*	37,636	1,046
QUALCOMM, Inc.	29,405	1,120

Total		7,617

Computers & Peripherals 12.02%
Apple, Inc.*	39,379	10,130
EMC Corp.*	115,189	2,280
Hewlett-Packard Co.	98,023	4,513
International Business Machines Corp.	10,266	1,318
NetApp, Inc.*	50,349	2,130

Total		20,371

Consumer Finance 0.51%
Capital One Financial Corp.	20,195	855

Diversified Consumer Services 0.32%
DeVry, Inc.	10,174	547

Diversified Financial Services 1.09%
Bank of America Corp.	82,582	1,159
CBOE Holdings, Inc.*	25,608	681

Total		1,840

Electrical Equipment 1.17%
AMETEK, Inc.	23,673	1,048
Rockwell Automation, Inc.	17,380	941

Total		1,989

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2010

Investments	Shares	Value (000)
Electronic Equipment, Instruments & Components 0.99%
Amphenol Corp. Class A	22,141	$992
Avnet, Inc.*	27,479	691

Total		1,683

Energy Equipment & Services 2.56%
FMC Technologies, Inc.*	12,416	786
Halliburton Co.	42,138	1,259
Schlumberger Ltd.	16,277	971
Weatherford International Ltd. (Switzerland)*(a)	81,532	1,321

Total		4,337

Food & Staples Retailing 1.21%
Costco Wholesale Corp.	16,504	936
Wal-Mart Stores, Inc.	21,783	1,115

Total		2,051

Health Care Equipment & Supplies 1.37%
Edwards Lifesciences Corp.*	17,804	1,029
ResMed, Inc.*	10,621	698
Thoratec Corp.*	15,975	588

Total		2,315

Health Care Providers & Services 2.16%
AmerisourceBergen Corp.	35,184	1,054
Express Scripts, Inc.*	22,024	995
UnitedHealth Group, Inc.	32,616	993
Universal Health Services, Inc. Class B	17,351	624

Total		3,666

Hotels, Restaurants & Leisure 5.68%
Chipotle Mexican Grill, Inc.*	8,949	1,324
Darden Restaurants, Inc.	19,589	821
Las Vegas Sands Corp.*	34,705	932
Marriott International, Inc. Class A	40,129	1,361
MGM Resorts International*	77,064	837

Investments	Shares	Value (000)
Panera Bread Co. Class A*	15,123	$1,183
Penn National Gaming, Inc.*	32,218	882
Royal Caribbean Cruises Ltd.*	23,325	673
Starwood Hotels & Resorts Worldwide, Inc.	33,330	1,615

Total		9,628

Household Products 0.93%
Colgate-Palmolive Co.	9,181	725
Procter & Gamble Co. (The)	14,005	857

Total		1,582

Information Technology Services 1.24%
MasterCard, Inc. Class A	4,450	935
Visa, Inc. Class A	15,860	1,163

Total		2,098

Insurance 0.41%
Prudential Financial, Inc.	12,130	695

Internet & Catalog Retail 0.83%
Amazon.com, Inc.*	11,918	1,405

Internet Software & Services 3.57%
Akamai Technologies, Inc.*	29,976	1,150
Baidu, Inc. ADR*	9,197	749
Equinix, Inc.*	12,894	1,206
Google, Inc. Class A*	6,091	2,953

Total		6,058

Life Sciences Tools & Services 0.96%
Illumina, Inc.*	19,290	865
PAREXEL International Corp.*	37,350	767

Total		1,632

Machinery 4.40%
Bucyrus International, Inc.	16,766	1,043
Caterpillar, Inc.	24,121	1,682
Deere & Co.	26,232	1,749

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2010

Investments	Shares	Value (000)
Machinery (continued)
Kennametal, Inc.	37,909	$1,038
Pall Corp.	23,318	892
Parker Hannifin Corp.	17,078	1,061

Total		7,465

Media 1.98%
Interpublic Group of Cos., Inc. (The)*	109,416	1,000
Lamar Advertising Co. Class A*	49,202	1,346
Walt Disney Co. (The)	30,178	1,017

Total		3,363

Metals & Mining 1.72%
Freeport-McMoRan Copper & Gold, Inc.	13,041	933
Newmont Mining Corp.	15,153	847
United States Steel Corp.	25,606	1,135

Total		2,915

Multi-Line Retail 2.02%
Nordstrom, Inc.	32,583	1,108
Target Corp.	45,185	2,319

Total		3,427

Oil, Gas & Consumable Fuels 4.90%
Concho Resources, Inc.*	21,747	1,304
Continental Resources, Inc.*	29,799	1,357
EOG Resources, Inc.	11,320	1,104
Exxon Mobil Corp.	14,192	847
Occidental Petroleum Corp.	16,744	1,305
Peabody Energy Corp.	22,990	1,038
Range Resources Corp.	21,072	782
Southwestern Energy Co.*	15,771	575

Total		8,312

Pharmaceuticals 2.94%
Abbott Laboratories	31,226	1,533
Amylin Pharmaceuticals, Inc.*	39,897	755

Investments	Shares	Value (000)
Warner Chilcott plc Class A (Ireland)*(a)	40,478	$1,036
Watson Pharmaceuticals, Inc.*	40,852	1,654

Total		4,978

Professional Services 1.88%
Monster Worldwide, Inc.*	106,521	1,461
Robert Half International, Inc.	68,306	1,720

Total		3,181

Real Estate Management & Development 0.52%
CB Richard Ellis Group, Inc. Class A*	51,560	876

Road & Rail 3.49%
Con-way, Inc.	32,489	1,095
J.B. Hunt Transport Services, Inc.	34,486	1,224
Kansas City Southern*	39,349	1,444
Union Pacific Corp.	28,883	2,157

Total		5,920

Semiconductors & Semiconductor Equipment 5.54%
Altera Corp.	37,782	1,047
Broadcom Corp. Class A	48,353	1,742
Cree, Inc.*	17,692	1,253
Cypress Semiconductor Corp.*	90,494	959
Intel Corp.	81,353	1,676
Lam Research Corp.*	31,608	1,334
Marvell Technology Group Ltd.*	34,000	507
PMC-Sierra, Inc.*	108,340	878

Total		9,396

Software 5.24%
Adobe Systems, Inc.*	18,747	538
Microsoft Corp.	38,873	1,003

See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2010

Investments	Shares	Value (000)
Software (continued)
Nuance Communications, Inc.*	75,735	$1,250
Oracle Corp.	86,197	2,038
Rovi Corp.*	33,486	1,490
SuccessFactors, Inc.*	48,876	993
VMware, Inc. Class A*	20,314	1,575

Total		8,887

Specialty Retail 4.18%
Abercrombie & Fitch Co. Class A	29,156	1,077
American Eagle Outfitters, Inc.	29,272	360
Bed Bath & Beyond, Inc.*	20,486	776
Limited Brands, Inc.	92,937	2,383
O’Reilly Automotive, Inc.*	31,220	1,538
Urban Outfitters, Inc.*	29,832	959

Total		7,093

Textiles, Apparel & Luxury Goods 2.01%
Coach, Inc.	23,312	862
NIKE, Inc. Class B	13,102	965
Phillips-Van Heusen Corp.	30,612	1,588

Total		3,415

Tobacco 0.89%
Philip Morris International, Inc.	29,482	1,505

Wireless Telecommunication Services 0.65%
Crown Castle International Corp.*	27,688	1,094

Total Common Stocks (cost $142,503,434)		168,540

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.27%

Repurchase Agreement
Repurchase Agreement dated 7/30/2010, 0.02% due 8/2/2010 with Fixed Income Clearing Corp. collateralized by $465,000 of Federal Home Loan Bank at 0.85% due 5/4/2011; value: $468,488; proceeds: $459,198 (cost $459,198)	$459	$459

Total Investments in Securities 99.68% (cost $142,962,632)		168,999

Other Assets in Excess of Liabilities 0.32%		548

Net Assets 100.00%		$169,547

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2010

ASSETS:
Investments in securities, at value (cost $142,962,632)	$168,998,606
Receivables:
Investment securities sold	7,942,466
Capital shares sold	78,837
Interest and dividends	57,425
Prepaid expenses and other assets	28,112
Total assets	177,105,446
LIABILITIES:
Payables:
Investment securities purchased	6,953,122
Capital shares reacquired	198,222
Management fee	106,408
12b-1 distribution fees	93,802
Trustees’ fees	24,817
Fund administration	5,675
To affiliates (See Note 3)	13,426
Accrued expenses and other liabilities	162,675
Total liabilities	7,558,147
NET ASSETS	$169,547,299
COMPOSITION OF NET ASSETS:
Paid-in capital	$225,686,724
Accumulated net investment loss	(20,793)
Accumulated net realized loss on investments and foreign currency related transactions	(82,154,606)
Net unrealized appreciation on investments	26,035,974
Net Assets	$169,547,299

See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

July 31, 2010

Net assets by class:
Class A Shares	$90,028,582
Class B Shares	$16,682,898
Class C Shares	$30,294,521
Class F Shares	$2,617,456
Class I Shares	$29,240,826
Class P Shares	$570
Class R2 Shares	$9,617
Class R3 Shares	$672,829
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	17,816,995
Class B Shares	3,534,313
Class C Shares	6,424,614
Class F Shares	514,154
Class I Shares	5,694,723
Class P Shares	112
Class R2 Shares	1,885
Class R3 Shares	133,644
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$5.05
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$5.36
Class B Shares-Net asset value	$4.72
Class C Shares-Net asset value	$4.72
Class F Shares-Net asset value	$5.09
Class I Shares-Net asset value	$5.13
Class P Shares-Net asset value	$5.09
Class R2 Shares-Net asset value	$5.10
Class R3 Shares-Net asset value	$5.03

See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2010

Investment income:
Dividends (net of foreign withholding taxes of $3,183)	$1,833,036
Interest and other	9,364
Total investment income	1,842,400
Expenses:
Management fee	1,382,600
12b-1 distribution plan-Class A	343,696
12b-1 distribution plan-Class B	200,176
12b-1 distribution plan-Class C	353,264
12b-1 distribution plan-Class F	2,346
12b-1 distribution plan-Class P	6
12b-1 distribution plan-Class R2	48
12b-1 distribution plan-Class R3	746
Shareholder servicing	446,678
Registration	104,235
Fund administration	73,738
Subsidy (See Note 3)	70,630
Professional	61,386
Reports to shareholders	35,924
Custody	6,410
Trustees’ fees	5,431
Other	12,243
Gross expenses	3,099,557
Expense reductions (See Note 7)	(79)
Management fee waived and expenses reimbursed (See Note 3)	(109,204)
Net expenses	2,990,274
Net investment loss	(1,147,874)
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	12,517,787
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	10,514,403
Net realized and unrealized gain	23,032,190
Net Increase in Net Assets Resulting From Operations	$21,884,316

See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Year Ended July 31, 2010	For the Year Ended July 31, 2009
Operations:
Net investment loss	$(1,147,874)	$(466,099)
Net realized gain (loss) on investments and foreign currency related transactions	12,517,787	(61,460,376)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	10,514,403	13,968,505
Net increase (decrease) in net assets resulting from operations	21,884,316	(47,957,970)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	28,345,570	53,723,699
Cost of shares reacquired	(59,483,820)	(52,960,354)
Net increase (decrease) in net assets resulting from capital share transactions	(31,138,250)	763,345
Net decrease in net assets	(9,253,934)	(47,194,625)
NET ASSETS:
Beginning of year	$178,801,233	$225,995,858
End of year	$169,547,299	$178,801,233
Accumulated net investment loss	$(20,793)	$(18,217)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 7/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$4.50	$5.74	$5.98	$5.07	$5.19

Investment operations:

Net investment loss(a)	(.02)	– (b)	(.03)	(.04)	(.03)

Net realized and unrealized gain (loss)	.57	(1.24)	(.21)	.95	(.09)

Total from investment operations	.55	(1.24)	(.24)	.91	(.12)

Net asset value, end of year	$5.05	$4.50	$5.74	$5.98	$5.07

Total Return(c)	12.22%	(21.60)%	(4.01)%	17.95%	(2.31)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.48%	1.50%	1.50%	1.50%	1.49%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.48%	1.50%	1.50%	1.50%	1.49%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.55%	1.70%	1.56%	1.61%	1.68%

Net investment loss	(.48)%	(.10)%	(.50)%	(.62)%	(.61)%

Supplemental Data:
Net assets, end of year (000)	$90,029	$96,736	$119,321	$120,513	$110,300

Portfolio turnover rate	84.12%	160.11%	174.14%	158.74%	188.26%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 7/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$4.23	$5.43	$5.70	$4.86	$5.01

Investment operations:

Net investment loss(a)	(.05)	(.03)	(.07)	(.07)	(.07)

Net realized and unrealized gain (loss)	.54	(1.17)	(.20)	.91	(.08)

Total from investment operations	.49	(1.20)	(.27)	.84	(.15)

Net asset value, end of year	$4.72	$4.23	$5.43	$5.70	$4.86

Total Return(b)	11.58%	(22.10)%	(4.74)%	17.28%	(2.99)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.13%	2.15%	2.15%	2.15%	2.14%

Expenses, including expense reductions, management fee waived and expenses reimbursed	2.13%	2.15%	2.15%	2.15%	2.14%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.20%	2.35%	2.21%	2.26%	2.33%

Net investment loss	(1.13)%	(.75)%	(1.16)%	(1.27)%	(1.26)%

Supplemental Data:
Net assets, end of year (000)	$16,683	$20,890	$31,989	$34,012	$30,200

Portfolio turnover rate	84.12%	160.11%	174.14%	158.74%	188.26%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 7/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$4.23	$5.43	$5.69	$4.86	$5.00

Investment operations:

Net investment loss(a)	(.05)	(.03)	(.07)	(.07)	(.07)

Net realized and unrealized gain (loss)	.54	(1.17)	(.19)	.90	(.07)

Total from investment operations	.49	(1.20)	(.26)	.83	(.14)

Net asset value, end of year	$4.72	$4.23	$5.43	$5.69	$4.86

Total Return(b)	11.58%	(22.10)%	(4.57)%	17.08%	(2.80)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.13%	2.15%	2.15%	2.15%	2.14%

Expenses, including expense reductions, management fee waived and expenses reimbursed	2.13%	2.15%	2.15%	2.15%	2.14%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.20%	2.35%	2.21%	2.26%	2.33%

Net investment loss	(1.13)%	(.75)%	(1.15)%	(1.28)%	(1.26)%

Supplemental Data:
Net assets, end of year (000)	$30,295	$35,198	$50,103	$45,041	$33,206

Portfolio turnover rate	84.12%	160.11%	174.14%	158.74%	188.26%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 7/31		9/28/2007(a) to 7/31/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$4.52	$5.75	$6.53

Investment operations:

Net investment income (loss)(b)	(.01)	– (c)	(.02)

Net realized and unrealized gain (loss)	.58	(1.23)	(.76)

Total from investment operations	.57	(1.23)	(.78)

Net asset value, end of period	$5.09	$4.52	$5.75

Total Return(d)	12.61%	(21.39)%	(11.94	)%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.23%	1.25%	1.02	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.23%	1.25%	1.02	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.29%	1.45%	1.10	%(e)

Net investment income (loss)	(.23)%	.05%	(.33	)%(e)

Supplemental Data:
Net assets, end of period (000)	$2,617	$1,980	$654

Portfolio turnover rate	84.12%	160.11%	174.14%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Year Ended 7/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$4.56	$5.79	$6.01	$5.08	$5.18

Investment operations:

Net investment income (loss)(a)	(.01)	.01	(.01)	(.02)	(.01)

Net realized and unrealized gain (loss)	.58	(1.24)	(.21)	.95	(.09)

Total from investment operations	.57	(1.23)	(.22)	.93	(.10)

Net asset value, end of year	$5.13	$4.56	$5.79	$6.01	$5.08

Total Return(b)	12.50%	(21.24)%	(3.66)%	18.31%	(1.93)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.13%	1.15%	1.15%	1.15%	1.14%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.13%	1.15%	1.15%	1.15%	1.14%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.19%	1.35%	1.21%	1.25%	1.30%

Net investment income (loss)	(.15)%	.25%	(.16)%	(.29)%	(.19)%

Supplemental Data:
Net assets, end of year (000)	$29,241	$23,962	$23,883	$54,603	$27,371

Portfolio turnover rate	84.12%	160.11%	174.14%	158.74%	188.26%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 7/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$4.53	$5.77	$6.02	$5.11	$5.23

Investment operations:

Net investment loss(a)	(.02)	— (b)	(.04)	(.04)	(.03)

Net realized and unrealized gain (loss)	.58	(1.24)	(.21)	.95	(.09)

Total from investment operations	.56	(1.24)	(.25)	.91	(.12)

Net asset value, end of year	$5.09	$4.53	$5.77	$6.02	$5.11

Total Return(c)	12.36%	(21.49)%	(4.15)%	17.81%	(2.29)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.40%	1.51%	1.55%	1.60%	1.57%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.40%	1.51%	1.55%	1.60%	1.57%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.57%	1.70%	1.61%	1.70%	1.70%

Net investment loss	(.35)%	(.08)%	(.67)%	(.72)%	(.60)%

Supplemental Data:
Net assets, end of year (000)	$1	$2	$3	$11	$12

Portfolio turnover rate	84.12%	160.11%	174.14%	158.74%	188.26%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 7/31		9/28/2007(a) to 7/31/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$4.53	$5.75	$6.53

Investment operations:

Net investment income (loss)(b)	(.01)	.01	(.01)

Net realized and unrealized gain (loss)	.58	(1.23)	(.77)

Total from investment operations	.57	(1.22)	(.78)

Net asset value, end of period	$5.10	$4.53	$5.75

Total Return(c)	12.58%	(21.22)%	(11.94	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.15%	1.12%	.98	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.15%	1.12%	.98	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.75%	1.92%	1.03	%(d)

Net investment income (loss)	(.18)%	.27%	(.12	)%(d)

Supplemental Data:
Net assets, end of period (000)	$10	$7	$9

Portfolio turnover rate	84.12%	160.11%	174.14%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 7/31		9/28/2007(a) to 7/31/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$4.49	$5.73	$6.53

Investment operations:

Net investment loss(b)	(.04)	(.01)	(.02)

Net realized and unrealized gain (loss)	.58	(1.23)	(.78)

Total from investment operations	.54	(1.24)	(.80)

Net asset value, end of period	$5.03	$4.49	$5.73

Total Return(c)	12.03%	(21.64)%	(12.25	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.59%	1.63%	1.24	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.59%	1.63%	1.24	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.59%	1.83%	1.30	%(d)

Net investment loss	(.84)%	(.23)%	(.40	)%(d)

Supplemental Data:
Net assets, end of period (000)	$673	$27	$34

Portfolio turnover rate	84.12%	160.11%	174.14%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on September 29, 1999.

The Fund’s investment objective is long-term capital growth. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. On March 31, 2010, the Fund no longer made Class B shares available for purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized

Notes to Financial Statements (continued)

using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended July 31, 2007 through July 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability,

Notes to Financial Statements (continued)

including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$168,540	$–	$–	$168,540
Repurchase Agreement	–	459	–	459
Total	$168,540	$459	$–	$168,999
*	See Schedule of Investments for values in each industry.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the fiscal year ended July 31, 2010, the effective management fee, before waivers, was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (continued)

For the period April 1, 2010 through November 30, 2010, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.10%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

For the period August 1, 2009 through November 30, 2009, Lord Abbett contractually reimbursed the Fund to the extent necessary so that each class’ total net annual operating expenses did not exceed the annualized rates below. For the period December 1, 2009 through March 31, 2010, Lord Abbett voluntarily waived all or a portion of its management fee and, if necessary, reimbursed the Fund’s other expenses to the extent necessary so that each class’ total annual operating expenses did not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.50%
B	2.15%
C	2.15%
F	1.25%
I	1.15%
P	1.60%
R2	1.75%
R3	1.65%

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of July 31, 2010, the percentage of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund were 7.61% and 6.81% , respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended July 31, 2010:

Distributor Commissions	Dealers’ Concessions
$31,708	$172,072

Distributor received CDSCs of $1,962 and $9,341 for Class A and Class C shares, respectively, for the fiscal year ended July 31, 2010.

Two Trustees and certain of the Fund’s officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2010, the components of accumulated losses on a tax-basis were as follows:

Capital loss carryforwards*	$(79,028,620)
Temporary differences	(24,934)
Unrealized gains – net	22,914,129
Total accumulated losses – net	$(56,139,425)
*	As of July 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

2011	2012	2017	2018	Total
$26,241,370	$3,496,442	$15,061,139	$34,229,669	$79,028,620

Certain losses incurred after October 31 (“Post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer net ordinary losses of $117 during fiscal 2010.

As of July 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$146,084,477
Gross unrealized gain	25,284,353
Gross unrealized loss	(2,370,224)
Net unrealized security gain	$22,914,129

Notes to Financial Statements (continued)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

Permanent items identified during the fiscal year ended July 31, 2010 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
$ 1,145,298	$117	$(1,145,415)

The permanent differences are primarily attributable to the tax treatment of net investment losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2010 were as follows:

Purchases	Sales
$152,223,096	$185,069,284

There were no purchases or sales of U.S. Government securities for the fiscal year ended July 31, 2010.

6. TRUSTEES’ REMUNERATION

The Fund’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8. LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other Expenses on the Fund’s Statement of Operations. In connection with the renewal, the Fund

Notes to Financial Statements (continued)

paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of July 31, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended July 31, 2010.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general, and to the changing prospects of individual companies in which the Fund invests. Large growth stocks may perform differently than the market as whole and other types of stocks, such as small company stocks and bargain stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for meeting or exceeding earnings expectations or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

The Fund’s investments in foreign companies and ADRs may present increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Year Ended July 31, 2010		Year Ended July 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,326,589	$11,672,976	7,842,342	$31,413,003
Converted from Class B*	256,616	1,302,480	257,048	1,053,812
Shares reacquired	(6,254,931)	(31,620,258)	(7,400,526)	(30,585,600)
Increase (decrease)	(3,671,726)	$(18,644,802)	698,864	$1,881,215

Class B Shares
Shares sold	485,707	$2,259,148	914,448	$3,621,754
Shares reacquired	(1,612,928)	(7,578,062)	(1,596,359)	(6,265,137)
Converted to Class A*	(273,942)	(1,302,480)	(272,650)	(1,053,812)
Decrease	(1,401,163)	$(6,621,394)	(954,561)	$(3,697,195)

Notes to Financial Statements (concluded)

		Year Ended July 31, 2010		Year Ended July 31, 2009
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,372,484	$6,451,427	2,367,753	$9,381,356
Shares reacquired	(3,272,176)	(15,582,258)	(3,278,244)	(12,805,618)
Decrease	(1,899,692)	$(9,130,831)	(910,491)	$(3,424,262)

Class F Shares
Shares sold	776,697	$3,822,311	564,752	$2,087,131
Shares reacquired	(700,644)	(3,439,423)	(240,449)	(977,287)
Increase	76,053	$382,888	324,303	$1,109,844

Class I Shares
Shares sold	681,683	$3,420,350	1,730,031	$7,208,839
Shares reacquired	(243,701)	(1,212,825)	(598,369)	(2,314,152)
Increase	437,982	$2,207,525	1,131,662	$4,894,687

Class P Shares
Shares sold	– (a)	$2	171	$704
Shares reacquired	(361)	(1,829)	(165)	(707)
Increase (decrease)	(361)	$(1,827)	6	$(3)

Class R2 Shares
Shares sold	353	$1,837	2	$5
Shares reacquired	(1)	(5)	–	–
Increase	352	$1,832	2	$5

Class R3 Shares
Shares sold	137,379	$717,519	2,489	$10,907
Shares reacquired	(9,678)	(49,160)	(2,564)	(11,853)
Increase (decrease)	127,701	$668,359	(75)	$(946)
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Value is less than 1 share.

12. SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Lord Abbett Stock Appreciation Fund:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Stock Appreciation Fund (the “Fund”), including the schedule of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Stock Appreciation Fund as of July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

September 29, 2010

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Trust’s investment adviser.

Interested Trustees

The following Trustees are associated with Lord Abbett and are “interested persons” of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1999 and Chairman since 1999	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner of Lord Abbett (since 2007) and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.	N/A

Independent Trustees

The following independent or outside Trustees (“Independent Trustees”) also are directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1999	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).	Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as director of R.H. Donnelley Inc. and Adelphia Communications Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation During Past Five Years	Other Directorships

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1999	Co-founder and Chairman of the Board of the financial advisory firm of Bush - O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002). Previously served as a director of Engineered Support Systems, Inc.

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1999	Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).	Previously served as a director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004).	Currently serves as a director and Chairman of the Board of GMAC Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1999	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998). Previously served as a director of Viacell Inc.

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1999	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

David J. Linsen (1974)	Executive Vice President	Elected in 2009	Director and Portfolio Manager, joined Lord Abbett in 2001.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1999	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1983.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Paul J. Volovich (1973)	Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1997.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Trust’s Trustees. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are
distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett
Stock Appreciation Fund

LASA-2

(09/10)

Item 2:
Code of Ethics.

(a)
In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2010 (the “Period”).

(b)
Not applicable.

(c)
The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)
The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)
Not applicable.

(f)
See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request.
To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:
Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., Franklin W. Hobbs, and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:
Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2010 and
2009 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

Fiscal year ended:

2010

2009

Audit Fees {a}

$40,000

$40,000

Audit-Related Fees

- 0 -

- 0 -

Total audit and audit-related fees

$40,000

40,000

Tax Fees {b}

7,236

7,243

All Other Fees

- 0 -

- 0 -

Total Fees

$47,236

$47,243

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2010 and 2009 consist of fees for preparing the U.S. Income Tax Return for Regulated
Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S.
Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•

any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated
pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The
aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC
(“Lord Abbett”), for the fiscal years ended July 31, 2010 and 2009 were:

Fiscal year ended:

2010

2009

All Other Fees {a}

$140,000

$237,324

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness
related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for
services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2010 and 2009 were:

Fiscal year ended:

2010

2009

All Other Fees

$ - 0 -

$ - 0-

(h) The Registrant’s Audit
Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:
Audit Committee of Listed Registrants.

Not applicable.

Item 6:
Investments.

Not applicable.

Item 7:
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:
Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:
Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:
Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:
Exhibits.

(a)(1)
Amendments to Code of Ethics – Not applicable.

(a)(2)
Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)
Not applicable.

(b)
Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

By:

/s/ Robert S. Dow

  Robert S. Dow   Chief Executive
Officer and Chairman

Date: September 27, 2010

By:

/s/ Joan A. Binstock

  Joan A. Binstock   Chief
Financial Officer and Vice President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Robert S. Dow

  Robert S. Dow   Chief Executive
Officer and Chairman

Date: September 27, 2010

By:

/s/ Joan A. Binstock

  Joan A. Binstock   Chief
Financial Officer and Vice President

Date: September 27, 2010